COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Future Minimum Rental Payments For Operating Leases [Line Items]
2015	$ 45
Thereafter	0
Total minimum lease payments	$ 45